Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	35.00%	35.00%	34.00%
Net deferred tax asset	$ 15,511,000	$ 3,025,000
Tax expense recognized on net securities gains	232,000	368,000	119,000
Tax benefit related to exercise of stock options	$ (51,000)	$ 0	$ 0